Intangible Assets, Net - Schedule of Goodwill and Intangible Assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost:
Beginning balance	R$ 341,160	R$ 338,463
Ending Balance	319,375	341,160	R$ 338,463
Intangible assets, net	319,375	341,160	338,463
Technology software [Member]
Cost:
Beginning balance	37,751	34,962
Ending Balance	42,606	37,751	34,962
Intangible assets, net	R$ 42,606	37,751	34,962
Amortization period (in years)	5-10
Brands [Member]
Cost:
Beginning balance	R$ 71,115	72,474
Ending Balance	67,821	71,115	72,474
Intangible assets, net	R$ 67,821	71,115	72,474
Amortization period (in years)	22-25
Customer relationships [Member]
Cost:
Beginning balance	R$ 25,730	27,841
Ending Balance	21,934	25,730	27,841
Intangible assets, net	R$ 21,934	25,730	27,841
Amortization period (in years)	3-17
Non-competition agreements [Member]
Cost:
Beginning balance	R$ 2,465	3,674
Ending Balance	1,256	2,465	3,674
Intangible assets, net	R$ 1,256	2,465	3,674
Amortization period (in years)	5-6
Goodwill [Member]
Cost:
Beginning balance	R$ 204,099	199,512
Ending Balance	185,758	204,099	199,512
Intangible assets, net	R$ 185,758	204,099	199,512
Amortization period (in years)	Indefinite
Cost [Member]
Cost:
Beginning balance	R$ 386,280	366,844	450,749
Additions by acquisition		22,161
Additions by internal development	14,231	8,648	2,992
Impairment of goodwill	(18,341)	(11,373)	(86,897)
Ending Balance	382,170	386,280	366,844
Intangible assets, net	382,170	386,280	366,844
Cost [Member] | Technology software [Member]
Cost:
Beginning balance	60,394	49,165	46,173
Additions by acquisition		2,581
Additions by internal development	14,231	8,648	2,992
Impairment of goodwill
Ending Balance	74,625	60,394	49,165
Intangible assets, net	74,625	60,394	49,165
Cost [Member] | Brands [Member]
Cost:
Beginning balance	80,256	78,321	78,321
Additions by acquisition		1,935
Additions by internal development
Impairment of goodwill
Ending Balance	80,256	80,256	78,321
Intangible assets, net	80,256	80,256	78,321
Cost [Member] | Customer relationships [Member]
Cost:
Beginning balance	35,574	33,889	33,889
Additions by acquisition		1,685
Additions by internal development
Impairment of goodwill
Ending Balance	35,574	35,574	33,889
Intangible assets, net	35,574	35,574	33,889
Cost [Member] | Non-competition agreements [Member]
Cost:
Beginning balance	5,957	5,957	5,957
Additions by acquisition
Additions by internal development
Impairment of goodwill
Ending Balance	5,957	5,957	5,957
Intangible assets, net	5,957	5,957	5,957
Cost [Member] | Goodwill [Member]
Cost:
Beginning balance	204,099	199,512	286,409
Additions by acquisition		15,960
Additions by internal development
Impairment of goodwill	(18,341)	(11,373)	(86,897)
Ending Balance	185,758	204,099	199,512
Intangible assets, net	185,758	204,099	199,512
Accumulated Amortization [Member]
Cost:
Beginning balance	(45,120)	(28,381)	(12,957)
Amortization for the period	(17,675)	(16,739)	(15,424)
Ending Balance	(62,795)	(45,120)	(28,381)
Intangible assets, net	(62,795)	(45,120)	(28,381)
Accumulated Amortization [Member] | Technology software [Member]
Cost:
Beginning balance	(22,643)	(14,203)	(6,435)
Amortization for the period	(9,376)	(8,440)	(7,768)
Ending Balance	(32,019)	(22,643)	(14,203)
Intangible assets, net	(32,019)	(22,643)	(14,203)
Accumulated Amortization [Member] | Brands [Member]
Cost:
Beginning balance	(9,141)	(5,847)	(2,652)
Amortization for the period	(3,294)	(3,294)	(3,195)
Ending Balance	(12,435)	(9,141)	(5,847)
Intangible assets, net	(12,435)	(9,141)	(5,847)
Accumulated Amortization [Member] | Customer relationships [Member]
Cost:
Beginning balance	(9,844)	(6,048)	(2,796)
Amortization for the period	(3,796)	(3,796)	(3,252)
Ending Balance	(13,640)	(9,844)	(6,048)
Intangible assets, net	(13,640)	(9,844)	(6,048)
Accumulated Amortization [Member] | Non-competition agreements [Member]
Cost:
Beginning balance	(3,492)	(2,283)	(1,074)
Amortization for the period	(1,209)	(1,209)	(1,209)
Ending Balance	(4,701)	(3,492)	(2,283)
Intangible assets, net	(4,701)	(3,492)	(2,283)
Accumulated Amortization [Member] | Goodwill [Member]
Cost:
Beginning balance
Amortization for the period
Ending Balance
Intangible assets, net